Acquired Intangible Assets and Goodwill (Tables) - Forge Nano, Inc.	12 Months Ended
Dec. 31, 2025
Acquired Intangible Assets and Goodwill
Schedule of finite lived intangible assets

	2025			2024
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Amortized intangible assets – Acquired patents	$3,212	$(1,623)	$1,589	$3,212	$(1,420)	$1,792
	$3,212	$(1,623)	$1,589	$3,212	$(1,420)	$1,792

Schedule of estimated amortization expense	Estimated amortization expense as of December 31, 2025 is as follows:

Years ending	Amount
2026	$203
2027	203
2028	194
2029	165
2030	165
Thereafter	659
Total	$1,589